FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Summary of Fair Value Measurement Assets And Liabilities Measured On Recurring Basis
The following tables summarize the fair values and levels within the fair value hierarchy in which the measurements fall for assets and liabilities measured on a recurring basis as of December 31, 2024 and 2023:

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets
Derivatives designated as hedging instruments:
Cash flow hedges –
Interest rate swaps	$—	$25	$—	$25
Cross currency contracts	—	14	—	14
Foreign currency forward contracts	—	—	—	—
Fair value hedges – cross currency contracts	—	54	—	54
Net investment hedges – cross currency contracts	—	28	—	28
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	—	—	—	—
Total	$—	$121	$—	$121

Financial liabilities
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	—	—	—	—
Contingent consideration obligations	—	—	(13)	(13)
Total	$—	$—	$(13)	$(13)

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets
Derivatives designated as hedging instruments:
Cash flow hedges –
Interest rate swaps	$—	$7	$—	$7
Cross currency contracts	—	10	—	10
Foreign currency forward contracts	—	—	—	—
Fair value hedges – cross currency contracts	—	17	—	17
Net investment hedges – cross currency contracts	—	20	—	20
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	—	—	—	—
Total	$—	$54	$—	$54

Financial liabilities
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	—	(1)	—	(1)
Contingent consideration obligations	—	—	(6)	(6)
Total	$—	$(1)	$(6)	$(7)

Summary of Reconciliation of Fair Value of Contingent Consideration Obligations
The table below presents a reconciliation of the fair value of the Company’s contingent consideration obligations that use unobservable inputs (Level 3), as well as other information about the contingent consideration obligations:

	Year Ended December 31,
	2024	2023	2022
Balance at the beginning of the year	$6	$4	$4
Issuances	13	3	—
Settlements	(6)	(1)	—
Balance at the end of the year	$13	$6	$4
Number of open contingent consideration arrangements at the end of the year	9	2	3
Maximum potential payout at the end of the year	$13	$6	$4

Summary of Carrying and Fair Value of Non-Variable Interest Rate Debt
The following table presents the carrying amount and fair value of the Company’s variable and non-variable interest rate debt (instruments defined in Note 13 – “Debt”), including current portion and excluding unamortized debt issuance costs. Fair value is estimated by discounting future cash flows at currently available rates for borrowing arrangements with similar terms and conditions, which are considered to be Level 2 inputs under the fair value hierarchy. The interest rates of the variable interest rate long-term debt instruments are generally reset monthly.
During 2024, the Company repriced and upsized the 2021 Term Loan by an aggregate principal amount equal to $850. During 2024, the Company also repaid $100 to the 2021 Term Loan and the remaining $330 of the 2019 Term Loan. During 2023, the Company completed repricing of its 2019 Term Loan and 2021 Term Loan and $422 of the 2019 Term Loan was extended to the 2021 Term Loan. During 2023, the Company also repaid an aggregate amount of $375 and $100 to the 2019 Term Loan and 2021 Term Loan, respectively.

	December 31, 2024		December 31, 2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
2019 Term Loan	$—	$—	$330	$331
2021 Term Loan	2,157	2,155	1,407	1,407
4.125% Senior Notes	337	305	337	305
4.750% Senior Notes	277	259	277	257